UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Growth
Fund, Inc.
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended February 28, 2022, the global
economic recovery was hampered by renewed outbreaks
of COVID-19, supply-chain disruptions and geopolitical
tensions and conflict. Rising inflation across multiple
countries caused many central banks, including the U.S.
Federal Reserve, to adopt less accommodative monetary
stances, putting pressure on global equity markets. New
Chinese government regulations on some businesses further
dampened investor sentiment in Asian and emerging market
stocks. Near period-end, Russia’s invasion of Ukraine
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and threatened to disrupt global economic activity and
commodity markets. In this environment, global developed
and emerging market stocks, as measured by the MSCI
All Country World Index-NR (net of tax withholding when
dividends are paid), posted a -5.26% total return for the
period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Growth Fund, Inc.’s semiannual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Growth Fund, Inc. 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 31
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Growth Fund, Inc.
This semiannual report for Templeton Growth Fund, Inc.
covers the period ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets.
Performance Overview
The Fund’s Class A shares posted a -5.07% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a -5.26%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -5.26% total
return for the six months ended February 28, 2022.
1
The
combination of increased consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new restrictions on some businesses also
pressured Asian and global emerging market stocks. Near
period-end, Russia’s invasion of Ukraine increased investor
uncertainty, as international sanctions on Russia constrained companies that do business with Russia and threatened to
disrupt global economic activity and commodity markets.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
However, investor expectations for higher interest rates and geopolitical uncertainty late in the reporting period negatively impacted U.S. equities. The U.S. Federal Reserve (Fed)
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended U.S.
Treasury (UST) and mortgage bond purchases to help keep
markets functioning. In its January 2022 meeting statement,
however, the Fed noted that due to employment gains and
elevated inflation, it expected conditions would soon be
appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST
and mortgage-backed securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of the Omicron
variant of COVID-19 disrupted labor markets and led to
renewed restrictions. Additionally, in February 2022, the
annual inflation rate in the eurozone reached the highest
level on record, and the prospect of energy shortages during the winter tempered investor optimism. The European
Central Bank struck a less accommodative tone at its
February meeting, acknowledging that inflation has been
more persistent than expected and opening the possibility
Geographic Composition
2/28/22
% of Total
Net Assets
North America 49.7%
Europe 27.9%
Asia 14.5%
Other 1.0%
Short-Term Investments & Other Net Assets 6.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
of an interest-rate increase in 2022. Stocks of companies
with exposure to Russia, particularly banks, endured
further declines late in the reporting period. Consequently,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -6.70% total return for the
six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -9.34% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions and government measures to limit real
estate speculation. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, and investor concerns
about the solvency of several large Chinese property
developers further pressured Asian stocks during the six-
month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -9.81% total return
for the six months under review.
1
Rising interest rates and
elevated inflation dampened investor enthusiasm in global
emerging market equities. Geopolitical instability drove
strength in the U.S. dollar, further pressuring stocks in
emerging market countries, especially Russia as the ruble
plunged against the U.S. dollar. Interest-rate increases to
curb inflation by several central banks, including those of
Brazil and Mexico, as well as the international sanctions
on Russia, raised investor concerns about a slowdown in
economic growth.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
In addition, the Fund may, from time to time, engage in
currency-related derivatives to seek to hedge (protect)
against currency risks. The Fund also may, from time to
time, engage in equity-related derivatives, such as buying
and selling (writing) put and call options on individual
securities (including exchange-traded funds) and indexes,
and engaging in equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity, gaining exposure to individual securities and particular markets in more efficient or less expensive
ways, generating additional income for the Fund and/or
hedging risks relating to changes in certain equity markets.
Top 10 Industries
2/28/22
% of Total
Net Assets
a
Pharmaceuticals 6.1%
Hotels, Restaurants & Leisure 5.3%
Health Care Providers & Services 5.2%
Oil, Gas & Consumable Fuels 5.2%
IT Services 4.8%
Machinery 4.1%
Health Care Equipment & Supplies 4.0%
Beverages 3.5%
Chemicals 3.3%
Specialty Retail 3.3%
Top 10 Holdings
2/28/22
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 2.6%
Technology Hardware, Storage & Peripherals,
South Korea
Walt Disney Co. (The) 2.6%
Entertainment, United States
Dollar Tree, Inc. 2.5%
Multiline Retail, United States
AbbVie, Inc. 2.5%
Biotechnology, United States
Anheuser-Busch InBev SA/NV 2.4%
Beverages, Belgium
Marathon Petroleum Corp. 2.3%
Oil, Gas & Consumable Fuels, United States
TJX Cos., Inc. (The) 2.1%
Specialty Retail, United States
Medtronic plc 2.1%
Health Care Equipment & Supplies, United
States
DuPont de Nemours, Inc. 2.1%
Chemicals, United States
AstraZeneca plc 2.0%
Pharmaceuticals, United Kingdom

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
Manager’s Discussion
Templeton Growth Fund outperformed its benchmark, the
MSCI ACWI-NR, during the semiannual review period, led
by stock selection and favorable allocations in the health
care, communication services and energy sectors. From a
geographical standpoint, stock selection in the U.S. and a
favorable underweighting in the beleaguered Chinese market
also contributed to relative returns.
The period under review encompassed what we viewed as a
meaningful inflection point in markets. After several months of more persistent and higher-than-expected inflation, in
November 2021 the Fed signaled a more hawkish position,
including likely interest rate hikes and the gradual phasing out of asset purchases known as quantitative easing. The
policy pivot pushed bond yields higher, steepening key yield curves and benefiting value-oriented sectors with positive
interest rate exposure (like financials) and inflation hedge characteristics (like energy and materials). At the same time, the erstwhile leaders of the last market cycle—expensive,
growth-oriented stocks in areas like technology, consumer
discretionary, and media and entertainment—sold off
sharply.
Overall, investors seemed to refocus on fundamental and
quality characteristics and deemphasize the speculative
extrapolation of revenue growth trends, an about-face that
benefited Templeton’s strategies given our emphasis on
rigorous fundamental analysis and valuation discipline.
Indeed, in 2022, Templeton Growth Fund had its best start to a year relative to its benchmark during the first two months of a year in more than two decades.
Health care was the Fund’s top relative contributor, led by
U.S. biopharmaceuticals firm AbbVie. Shares advanced after
the firm reported decent results punctuated by better-than-
expected sales of its blockbuster biologic treatment Humira.
We remain constructive on the stock given what we view
as its low valuation, high dividend yield and generally low
event risk. We are confident that management will be able to navigate biosimilar erosion to Humira starting in 2023, and
are also encouraged by management’s strong track record
of capital allocation and strategic execution. This is important given the prospect of further likely acquisitions in the next few years.
Communication services also contributed to relative returns, though there were no sector holdings among the Fund’s 10
biggest contributors.
Energy also outperformed, contributing three of the Fund’s
10 biggest contributors. The sector was led by U.S. refiner
Marathon Petroleum, which rallied after the firm beat
earnings estimates, buoyed by stronger-than-expected
refining results and the authorization of a multibillion U.S.
dollar share buyback. Norwegian-based integrated oil firm
Equinor and U.K.-based oil and gas giant BP also finished
among the Fund’s top-10 contributors. We were adding
selectively to our energy position over the past year given
growing supply-demand imbalances stemming from years
of under-investment in production on the supply side and
a likely slower-than-expected transition to renewables
supporting hydrocarbon demand.
Turning to detractors, an underweighting in financials notably pressured relative returns during a period when the sector
held up well amid expectations of higher interest rates. While we have long been underweighting the sector given our
concerns about credit risk and poor earnings quality, we had begun to selectively add in recent quarters on expectations
of a potential bottoming in the interest rate cycle. However, we didn’t add enough to match the global benchmark’s
sector weighting, and our underweighting negatively
impacted returns during the period.
An overweighted position in the weak consumer
discretionary sector also negatively impacted returns,
pressured by weakness at European food-delivery firm Just
Eat Takeaway.com. The stock remained under pressure
amid concerns about competition and profitability, and
this remains a “show-me” story going forward. Investors
will want to see the strategic divestiture of certain assets
(which management is exploring), more consistency hitting
guidance targets, and an improving competitive environment
that shifts from “growth at any cost” to “profitable growth.”
We see numerous catalysts that should help Just Eat
achieve these goals, creating considerable upside potential
from current depressed valuation levels.
Top 10 Countries
2/28/22
a
% of Total
Net Assets
a a
United States 49.7%
United Kingdom 13.1%
Japan 8.9%
Germany 6.9%
France 2.7%
South Korea 2.6%
Belgium 2.4%
Switzerland 2.0%
Hong Kong 1.7%
China 1.2%

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
Consumer staples and materials also detracted from
relative performance. Materials was led lower by Belgian
specialty chemicals firm Umicore. The company, which
operates a scrap recycling business and makes cathodes for
batteries as well as catalysts for internal combustion engine vehicles, issued two consecutive profit warnings at the end
of 2021. These unexpected earnings underscored a loss
of technology leadership in cathode materials (which will
negatively impact growth and margins) and raised questions
about management’s ability to execute. Those concerns,
combined with an elevated earnings profile in the cyclical
scrap metals recycling business given high commodity
prices, caused us to reevaluate our investment thesis and
exit the stock.
Market volatility spiked at the end of the reporting period
after Russia invaded Ukraine, sparking a risk-off event
across asset classes. The Fund has no direct exposure
(and little indirect exposure) to Russia. We have not found
attractive opportunities in Russian equities given heightened corporate governance concerns and geopolitical risks.
Nevertheless, the impact of war in Europe is creating
volatility in all risk assets. We are not currently making
any major changes to our strategic positioning, though
the portfolio manager continues to make incremental
adjustments designed to take advantage of volatility and
manage evolving risks. This has included reducing cyclical
exposures and adding to higher quality, more defensive
names that have been caught up in the broad-based selling.
While the near-term impact of war in Europe will likely
be negative for financial markets (as well as a tragic
humanitarian crisis), it also accelerates the move away
from the low interest rate, low inflation, benign economic
environment that favored expensive growth stocks in the
past cycle. We have continued to see risks in both tails of
the market’s valuation distribution: valuation risk among
expensive growth stocks and credit risk among lower quality
value stocks. We have viewed the recent leadership of these
market extremes as unsustainable and have tried to manage
the portfolio toward an optimal balance of quality, earnings growth and valuation.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended February 28, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s significant investment in securities with non-U.S.
currency exposure.
Thank you for your continued participation in Templeton
Growth Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2022
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -5.07% -10.28%
1-Year +0.07% -5.44%
5-Year +19.57% +2.47%
10-Year +76.85% +5.27%
Advisor
6-Month -4.93% -4.93%
1-Year +0.37% +0.37%
5-Year +21.08% +3.90%
10-Year +81.42% +6.14%
See page 8 for Performance Summary footnotes.

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on an amount that exceeds the Fund’s initial investment. In addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short term and may involve additional risks. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.4150
C $0.1806
R $0.3507
R6 $0.4851
Advisor $0.4783
Total Annual Operating Expenses
4
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration) : Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50) . In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $949.30 $5.05 $1,019.61 $5.23 1.04%
C $1,000 $945.80 $8.66 $1,015.89 $8.97 1.79%
R $1,000 $948.20 $6.25 $1,018.37 $6.48 1.29%
R6 $1,000 $950.90 $3.60 $1,021.11 $3.73 0.74%
Advisor $1,000 $950.70 $3.84 $1,020.85 $3.98 0.79%

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.34 $21.17 $20.96 $27.08 $26.26 $22.67
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.37
c
0.27 0.51 0.47 0.38
Net realized and unrealized gains (losses) (1.31) 4.03 1.16 (3.96) 0.84 3.55
Total from investment operations ........ (1.29) 4.40 1.43 (3.45) 1.31 3.93
Less distributions from:
Net investment income .............. (0.42) (0.23) (0.47) (0.45) (0.49) (0.34)
Net realized gains ................. — — (0.75) (2.22) — —
Total distributions ................... (0.42) (0.23) (1.22) (2.67) (0.49) (0.34)
Net asset value, end of period .......... $23.63 $25.34 $21.17 $20.96 $27.08 $26.26
Total return
d
....................... (5.07)% 20.80% 6.53% (13.02)% 4.99% 17.49%
Ratios to average net assets
e
Expenses
f
......................... 1.04% 1.04% 1.06% 1.06% 1.03% 1.06%
g
Net investment income ............... 0.13% 1.53%
c
1.29% 2.20% 1.75% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $8,215,344 $9,010,906 $8,191,333 $8,604,624 $10,711,345 $10,880,427
Portfolio turnover rate ................ 21.84% 44.14%
h
52.90% 25.30% 28.77% 29.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.82 $20.71 $20.56 $26.31 $25.52 $22.04
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.07) 0.19
c
0.11 0.25 0.26 0.19
Net realized and unrealized gains (losses) (1.29) 3.95 1.12 (3.78) 0.81 3.45
Total from investment operations ........ (1.36) 4.14 1.23 (3.53) 1.07 3.64
Less distributions from:
Net investment income .............. (0.18) (0.03) (0.33) — (0.28) (0.16)
Net realized gains ................. — — (0.75) (2.22) — —
Total distributions ................... (0.18) (0.03) (1.08) (2.22) (0.28) (0.16)
Net asset value, end of period .......... $23.28 $24.82 $20.71 $20.56 $26.31 $25.52
Total return
d
....................... (5.42)% 19.93% 5.70% (13.68)% 4.20% 16.61%
Ratios to average net assets
e
Expenses
f
......................... 1.79% 1.79% 1.82% 1.81% 1.78% 1.81%
g
Net investment income (loss) .......... (0.61)% 0.80%
c
0.54% 1.45% 1.00% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $104,995 $111,870 $125,500 $152,392 $554,889 $594,594
Portfolio turnover rate ................ 21.84% 44.14%
h
52.90% 25.30% 28.77% 29.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.31)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.05 $20.93 $20.75 $26.81 $26.00 $22.45
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.30
c
0.21 0.44 0.40 0.31
Net realized and unrealized gains (losses) (1.30) 3.99 1.14 (3.91) 0.83 3.52
Total from investment operations ........ (1.31) 4.29 1.35 (3.47) 1.23 3.83
Less distributions from:
Net investment income .............. (0.35) (0.17) (0.42) (0.37) (0.42) (0.28)
Net realized gains ................. — — (0.75) (2.22) — —
Total distributions ................... (0.35) (0.17) (1.17) (2.59) (0.42) (0.28)
Net asset value, end of period .......... $23.39 $25.05 $20.93 $20.75 $26.81 $26.00
Total return
d
....................... (5.18)% 20.49% 6.24% (13.21)% 4.73% 17.18%
Ratios to average net assets
e
Expenses
f
......................... 1.29% 1.29% 1.31% 1.31% 1.28% 1.31%
g
Net investment income (loss) .......... (0.11)% 1.29%
c
1.04% 1.95% 1.50% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $56,666 $60,867 $56,912 $62,515 $88,560 $99,389
Portfolio turnover rate ................ 21.84% 44.14%
h
52.90% 25.30% 28.77% 29.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.39 $21.20 $20.97 $27.10 $26.29 $22.69
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.59
c
0.34 0.59 0.56 0.46
Net realized and unrealized gains (losses) (1.32) 3.90 1.16 (3.97) 0.83 3.56
Total from investment operations ........ (1.27) 4.49 1.50 (3.38) 1.39 4.02
Less distributions from:
Net investment income .............. (0.49) (0.30) (0.52) (0.53) (0.58) (0.42)
Net realized gains ................. — — (0.75) (2.22) — —
Total distributions ................... (0.49) (0.30) (1.27) (2.75) (0.58) (0.42)
Net asset value, end of period .......... $23.63 $25.39 $21.20 $20.97 $27.10 $26.29
Total return
d
....................... (4.91)% 21.15% 6.87% (12.73)% 5.33% 17.94%
Ratios to average net assets
e
Expenses
f
......................... 0.74% 0.74% 0.74% 0.73% 0.70% 0.71%
g
Net investment income ............... 0.43% 2.56%
c
1.63% 2.53% 2.08% 1.90%
Supplemental data
Net assets, end of period (000’s) ........ $326,451 $349,281 $1,342,940 $1,504,941 $1,791,152 $1,843,276
Portfolio turnover rate ................ 21.84% 44.14%
h
52.90% 25.30% 28.77% 29.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.42 $21.24 $21.01 $27.15 $26.33 $22.73
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.42
c
0.32 0.57 0.54 0.45
Net realized and unrealized gains (losses) (1.31) 4.05 1.17 (3.98) 0.83 3.55
Total from investment operations ........ (1.26) 4.47 1.49 (3.41) 1.37 4.00
Less distributions from:
Net investment income .............. (0.48) (0.29) (0.51) (0.51) (0.55) (0.40)
Net realized gains ................. — — (0.75) (2.22) — —
Total distributions ................... (0.48) (0.29) (1.26) (2.73) (0.55) (0.40)
Net asset value, end of period .......... $23.68 $25.42 $21.24 $21.01 $27.15 $26.33
Total return
d
....................... (4.93)% 21.06% 6.79% (12.79)% 5.24% 17.78%
Ratios to average net assets
e
Expenses
f
......................... 0.79% 0.80% 0.81% 0.81% 0.78% 0.81%
g
Net investment income ............... 0.38% 1.76%
c
1.54% 2.45% 2.00% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $391,801 $429,251 $377,028 $427,371 $533,358 $523,263
Portfolio turnover rate ................ 21.84% 44.14%
h
52.90% 25.30% 28.77% 29.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.66%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Growth Fund, Inc.
Statement of Investments (unaudited), February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 93.1%
Belgium 2.4%
Anheuser-Busch InBev SA/NV ...... Beverages 3,499,695 $ 215,910,554
Brazil 1.0%
Wheaton Precious Metals Corp. ..... Metals & Mining 2,076,659 90,985,399
China 1.2%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 578,294 109,945,255
France 2.7%
Danone SA ..................... Food Products 2,279,298 138,639,864
Pernod Ricard SA ................ Beverages 481,673 105,125,982
243,765,846
Germany 6.9%
adidas AG ...................... Textiles, Apparel & Luxury Goods 369,067 87,243,458
a
Continental AG .................. Auto Components 1,127,219 96,032,486
E.ON SE ....................... Multi-Utilities 12,746,784 173,337,371
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 2,222,183 142,540,584
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,820,919 95,427,129
Siemens AG .................... Industrial Conglomerates 218,767 30,813,558
625,394,586
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 15,217,831 158,020,606
Japan 8.9%
Fujitsu Ltd. ..................... IT Services 851,084 123,659,710
Honda Motor Co. Ltd. ............. Automobiles 3,473,034 105,523,112
Isuzu Motors Ltd. ................ Automobiles 4,270,400 57,760,513
Komatsu Ltd. ................... Machinery 5,306,851 122,089,095
Nitori Holdings Co. Ltd. ............ Specialty Retail 716,002 107,752,069
Panasonic Corp. ................. Household Durables 12,505,454 130,609,709
Sony Group Corp. ................ Household Durables 1,605,460 164,047,653
811,441,861
Norway 0.9%
Equinor ASA .................... Oil, Gas & Consumable Fuels 2,437,824 76,652,532
South Korea 2.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 3,974,204 239,472,252
Switzerland 2.0%
Roche Holding AG ............... Pharmaceuticals 487,437 184,588,654
United Kingdom 13.1%
AstraZeneca plc ................. Pharmaceuticals 1,532,357 186,224,635
BAE Systems plc ................ Aerospace & Defense 14,622,483 140,369,362
BP plc ......................... Oil, Gas & Consumable Fuels 37,399,371 182,261,675
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 2,298,712 59,587,932
Compass Group plc .............. Hotels, Restaurants & Leisure 5,459,429 123,381,393
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 2,410,499 45,920,006
a,b
International Consolidated Airlines
Group SA ..................... Airlines 40,895,500 80,261,624
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 2,786,080 112,733,592
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 64,676,343 89,205,263
Unilever plc ..................... Personal Products 3,344,817 167,787,266
1,187,732,748

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States 49.7%
AbbVie, Inc. .................... Biotechnology 1,533,888 $ 226,662,630
Albemarle Corp. ................. Chemicals 593,847 116,328,689
American Express Co. ............ Consumer Finance 935,543 182,000,535
Bank of America Corp. ............ Banks 3,103,123 137,158,037
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 82,138 178,424,271
Comcast Corp., A ................ Media 2,898,882 135,551,722
Crown Holdings, Inc. .............. Containers & Packaging 688,832 84,499,021
a
Dollar Tree, Inc. ................. Multiline Retail 1,605,480 228,106,598
DuPont de Nemours, Inc. .......... Chemicals 2,419,448 187,192,692
a
DXC Technology Co. .............. IT Services 5,050,169 171,857,251
Freeport-McMoRan, Inc. ........... Metals & Mining 2,109,202 99,027,034
HCA Healthcare, Inc. .............. Health Care Providers & Services 728,092 182,248,709
Honeywell International, Inc. ........ Industrial Conglomerates 505,607 95,938,928
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 969,276 94,126,392
Johnson & Johnson .............. Pharmaceuticals 1,094,406 180,106,395
Lear Corp. ..................... Auto Components 636,697 100,177,906
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 2,723,311 212,064,228
Medtronic plc ................... Health Care Equipment & Supplies 1,790,229 187,956,143
Paramount Global, B .............. Media 3,530,713 108,075,125
Southern Co. (The) ............... Electric Utilities 2,113,652 136,901,240
a
Southwest Airlines Co. ............ Airlines 2,581,275 113,059,845
Stanley Black & Decker, Inc. ........ Machinery 473,483 77,035,684
Starbucks Corp. ................. Hotels, Restaurants & Leisure 916,219 84,099,742
TJX Cos., Inc. (The) .............. Specialty Retail 2,847,282 188,205,340
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,200,713 147,939,849
UnitedHealth Group, Inc. ........... Health Care Providers & Services 313,563 149,215,225
Visa, Inc., A ..................... IT Services 646,654 139,754,862
a
Walt Disney Co. (The) ............. Entertainment 1,564,235 232,226,328
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 1,890,045 175,433,977
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,349,694 171,667,580
4,523,041,978
Total Common Stocks (Cost $7,090,847,870) ....................................
8,466,952,271
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,090,847,870) .............................
8,466,952,271
Short Term Investments 6.3%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.1%
Australia 0.0%
†
National Australia Bank Ltd., 0.03%,
3/01/22 ...................... 3,000,000 3,000,000
Canada 4.1%
National Bank of Canada, 0.06%,
3/01/22 ...................... 185,000,000 185,000,000

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada (continued)
Royal Bank of Canada, 0.06%, 3/01/22 185,500,000 $ 185,500,000
370,500,000
France 2.0%
Credit Agricole Corporate and
Investment Bank SA, 0.07%, 3/01/22 185,000,000 185,000,000
Total Time Deposits (Cost $558,500,000) .......................................
558,500,000
Industry Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 18,186,104 18,186,104
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$18,186,104) ................................................................
18,186,104
a a a a a
Total Short Term Investments (Cost $576,686,104 ) ...............................
576,686,104
a a a
Total Investments (Cost $7,667,533,974) 99.4% ..................................
$9,043,638,375
Other Assets, less Liabilities 0.6% .............................................
51,618,619
Net Assets 100.0% ...........................................................
$9,095,256,994
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the value of this security was
$112,733,592, representing 1.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,649,347,870
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 18,186,104
Value - Unaffiliated issuers (Includes securities loaned of $16,477,476) ................................. $9,025,452,271
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 18,186,104
Cash .................................................................................... 121,100
Receivables:
Investment securities sold ................................................................... 117,353,635
Capital shares sold ........................................................................ 1,302,553
Dividends and interest ..................................................................... 19,505,467
European Union tax reclaims (Note 1 d ) ......................................................... 22,921,776
Total assets .......................................................................... 9,204,842,906
Liabilities:
Payables:
Investment securities purchased .............................................................. 30,886,070
Capital shares redeemed ................................................................... 7,092,397
Management fees ......................................................................... 4,903,927
Distribution fees .......................................................................... 1,707,213
Transfer agent fees ........................................................................ 803,139
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 44,414,838
Payable upon return of securities loaned (Note 1 c ) .................................................. 18,186,104
Accrued expenses and other liabilities ........................................................... 1,592,224
Total liabilities ......................................................................... 109,585,912
Net assets, at value ................................................................. $9,095,256,994
Net assets consist of:
Paid-in capital ............................................................................. $8,339,007,299
Total distributable earnings (losses) ............................................................. 756,249,695
Net assets, at value ................................................................. $9,095,256,994

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,215,344,107
Shares outstanding ........................................................................ 347,606,144
Net asset value per share
a
.................................................................. $23.63
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $25.01
Class C:
Net assets, at value ....................................................................... $104,994,553
Shares outstanding ........................................................................ 4,510,589
Net asset value and maximum offering price per share
a
............................................. $23.28
Class R:
Net assets, at value ....................................................................... $56,666,261
Shares outstanding ........................................................................ 2,422,652
Net asset value and maximum offering price per share ............................................. $23.39
Class R6:
Net assets, at value ....................................................................... $326,451,055
Shares outstanding ........................................................................ 13,814,509
Net asset value and maximum offering price per share ............................................. $23.63
Advisor Class:
Net assets, at value ....................................................................... $391,801,018
Shares outstanding ........................................................................ 16,546,231
Net asset value and maximum offering price per share ............................................. $23.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $4,889,740)
Unaffiliated issuers ........................................................................ $55,753,863
Interest:
Unaffiliated issuers ........................................................................ 145,560
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 23,709
Non-controlled affiliates (Note 3 f ) ............................................................. 421
Other income (Note 1 d ) ...................................................................... 8,523,201
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (8,589,830)
Total investment income ................................................................... 55,856,924
Expenses:
Management fees (Note 3 a ) ................................................................... 32,745,301
Distribution fees: (Note 3c )
    Class A ................................................................................ 10,717,214
    Class C ................................................................................ 531,348
    Class R ................................................................................ 146,107
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,302,707
    Class C ................................................................................ 40,915
    Class R ................................................................................ 22,499
    Class R6 ............................................................................... 43,970
    Advisor Class ............................................................................ 158,137
Custodian fees ............................................................................. 196,312
Reports to shareholders fees .................................................................. 375,662
Registration and filing fees .................................................................... 54,108
Professional fees ........................................................................... 13,860
Directors' fees and expenses .................................................................. 335,395
Other .................................................................................... 292,442
Total expenses ......................................................................... 48,975,977
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,142)
Net expenses ......................................................................... 48,973,835
Net investment income ................................................................ 6,883,089
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 384,523,566
Foreign currency transactions ................................................................ (562,786)
Net realized gain (loss) .................................................................. 383,960,780
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (890,404,326)
Translation of other assets and liabilities denominated in foreign currencies .............................. (806,014)
Net change in unrealized appreciation (depreciation) ............................................ (891,210,340)
Net realized and unrealized gain (loss) ............................................................ (507,249,560)
Net increase (decrease) in net assets resulting from operations .......................................... $(500,366,471)

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Growth Fund, Inc.
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,883,089 $164,207,560
Net realized gain (loss) ................................................. 383,960,780 733,542,446
Net change in unrealized appreciation (depreciation) ........................... (891,210,340) 1,028,319,736
Net increase (decrease) in net assets resulting from operations ................ (500,366,471) 1,926,069,742
Distributions to shareholders:
Class A ............................................................. (144,707,193) (86,973,881)
Class C ............................................................. (780,823) (190,023)
Class R ............................................................. (835,559) (450,648)
Class R6 ............................................................ (6,642,236) (18,346,054)
Advisor Class ........................................................ (7,975,892) (4,890,382)
Total distributions to shareholders .......................................... (160,941,703) (110,850,988)
Capital share transactions: (Note 2 )
Class A ............................................................. (198,412,194) (745,855,966)
Class C ............................................................. 838 (36,651,009)
Class R ............................................................. (216,384) (6,773,560)
Class R6 ............................................................ 1,379,115 (1,137,838,574)
Advisor Class ........................................................ (8,361,709) (19,636,940)
Total capital share transactions ............................................ (205,610,334) (1,946,756,049)
Net increase (decrease) in net assets ................................... (866,918,508) (131,537,295)
Net assets:
Beginning of period ..................................................... 9,962,175,502 10,093,712,797
End of period .......................................................... $9,095,256,994 $9,962,175,502

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Directors (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were 2.7 billion shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,065,903 $148,737,053 14,148,810 $337,806,959
Shares issued in reinvestment of distributions .......... 4,879,813 117,701,098 3,072,895 71,076,068
Shares redeemed ............................... (18,955,308) (464,850,345) (48,521,454) (1,154,738,993)
Net increase (decrease) .......................... (8,009,592) $(198,412,194) (31,299,749) $(745,855,966)
Class C Shares:
Shares sold ................................... 728,540 $17,551,092 1,066,971 $24,864,528
Shares issued in reinvestment of distributions .......... 32,713 778,573 8,315 189,337
Shares redeemed
a
.............................. (758,781) (18,328,827) (2,626,529) (61,704,874)
Net increase (decrease) .......................... 2,472 $838 (1,551,243) $(36,651,009)
Class R Shares:
Shares sold ................................... 124,599 $3,001,193 223,204 $5,233,169
Shares issued in reinvestment of distributions .......... 34,975 835,559 19,663 450,486
Shares redeemed ............................... (167,077) (4,053,136) (532,136) (12,457,215)
Net increase (decrease) .......................... (7,503) $(216,384) (289,269) $(6,773,560)
Class R6 Shares:
Shares sold ................................... 320,208 $7,857,411 666,247 $15,737,628
Shares issued in reinvestment of distributions .......... 240,095 5,786,278 769,785 17,789,730
Shares redeemed in-kind (Note 3h) .................. — — (46,036,025) (1,058,754,908)
Shares redeemed ............................... (501,209) (12,264,574) (4,995,981) (112,611,024)
Net increase (decrease) .......................... 59,094 $1,379,115 (49,595,974) $(1,137,838,574)
Advisor Class Shares:
Shares sold ................................... 591,372 $14,602,245 1,761,161 $42,203,228
Shares issued in reinvestment of distributions .......... 316,125 7,637,562 199,649 4,625,861
Shares redeemed ............................... (1,247,586) (30,601,516) (2,829,121) (66,466,029)
Net increase (decrease) .......................... (340,089) $(8,361,709) (868,311) $(19,636,940)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 0.691% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $3,568,228, of which $2,189,571 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $101,223
CDSC retained .............................................................................. $3,271
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $126,996,651 $(108,810,547) $— $— $18,186,104 18,186,104 $421
Total Affiliated Securities ... $— $126,996,651 $(108,810,547) $— $— $18,186,104 $421
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Other Affiliated Transactions
During the year ended August 31, 2021, the Franklin Global Allocation Fund (formerly Franklin Founding Funds Allocation
Fund) (Allocation Fund), a series of the Franklin Fund Allocator Series, repositioned to a direct investment fund and subsequently fully redeemed out of the Fund. As a result, on January 29, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Allocation Fund, which included $161,407,329 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2021, the capital loss carryforwards were as follows:
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to foreign currency transactions, EU reclaims, corporate actions and gains realized on in-kind shareholder redemptions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$1,947,753,390 and $2,446,185,390 respectively.
At February 28, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$18,186,104 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $1,032,619,499
Cost of investments .......................................................................... $7,674,549,616
Unrealized appreciation ........................................................................ $1,717,981,044
Unrealized depreciation ........................................................................ (348,892,285)
Net unrealized appreciation (depreciation) .......................................................... $1,369,088,759
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 215,910,554 $ — $ 215,910,554
Brazil ............................... 90,985,399 — — 90,985,399
China ............................... 109,945,255 — — 109,945,255
France .............................. — 243,765,846 — 243,765,846
Germany ............................ — 625,394,586 — 625,394,586
Hong Kong ........................... — 158,020,606 — 158,020,606
Japan ............................... — 811,441,861 — 811,441,861
Norway .............................. — 76,652,532 — 76,652,532
South Korea .......................... — 239,472,252 — 239,472,252
Switzerland ........................... — 184,588,654 — 184,588,654
United Kingdom ....................... 45,920,006 1,141,812,742 — 1,187,732,748
United States ......................... 4,523,041,978 — — 4,523,041,978
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 18,186,104 558,500,000 — 576,686,104
Total Investments in Securities ........... $4,788,078,742 $4,255,559,633
b
$— $9,043,638,375
a
Includes securities determined to have no value at February 28, 2022.
b
Includes foreign securities valued at $3,697,059,633, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON GROWTH FUND, INC.
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Directors (Board) of the Fund,
including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Directors), reviewed and approved the
continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager)
and the Fund (Management Agreement) for an additional
one-year period. The Independent Directors received advice
from and met separately with Independent Director counsel
in considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Director counsel
on behalf of the Independent Directors in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Directors held a virtual contract
renewal meeting at which the Independent Directors first
conferred amongst themselves and Independent Director
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Directors reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature,
extent and quality of the services provided by the Manager;
(ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager
and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Directors, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund. The Board noted
management’s continued focus on enhancing the leadership
of the Templeton Global Equity Group and commitment to
providing the resources important to delivering sustainable
returns. The Board also acknowledged the ongoing
integration of the Legg Mason family of funds into the
FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

Templeton Growth Fund, Inc.
Shareholder Information

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Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional global multi-cap value funds.
The Board noted that the Fund’s annualized total return for
the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
this performance with management and management
explained that, even though the Fund’s peer group is
comprised of multi-cap value funds, some funds within
the Performance Universe are more skewed toward the
growth style, which negatively impacted the Fund’s relative
returns during periods of outperformance of growth investing strategies over value investing strategies. Management
further explained that the Fund had underweight positions
to domestic securities and the information technology sector during the one-, three- and five-year periods compared to
its peer group, which detracted from the Fund’s relative
performance. Management then discussed with the Board
the actions that are being taken in an effort to improve the performance of the Fund and the global equity funds as a
whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns. The Board concluded that
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund, four
other global multi-cap value funds, six global multi-cap
core funds, and two global multi-cap growth funds. The
Board noted that the Management Rate for the Fund was
approximately one basis point above the median of its
Expense Group. The Board also noted that the actual total
expense ratio for the Fund was below the median and in the
first quintile of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Templeton Growth Fund, Inc.
Shareholder Information

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Semiannual Report
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)632-
2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

101 S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Growth Fund, Inc.
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.                    N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                     N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022